UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21853

Northern Lights Variable Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	6/30

Date of reporting period:	6/30/25

Item 1. Reports to Stockholders.

(a)

Donoghue Forlines Dividend VIT Fund

Class 1

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Donoghue Forlines Dividend VIT Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$104	2.00%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The performance of the Fund over the last six months was driven by the rally in equity markets. The Fund was 100% allocated to equites for the entire period and took advantage of the environment. Stock selection, engineered by our proprietary quantitative methodology, played a large role in the performance of the Fund. The value category was more challenged than growth during the time period.

During the six months ended June 30, 2025, the performance of the Fund did not deviate from the manager’s expectations. The Fund is designed to protect against capital destroying downside.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Donoghue Forlines Dividend VIT Fund
Russell 1000® Index
Russell 1000® Value Index
Syntax US LargeCap 500 Total Return Index
$40,000
$30,000
$20,000
$10,000
$0
$36,494
$35,016
$24,084
$12,220
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Donoghue Forlines Dividend VIT Fund	Russell 1000® Index	Russell 1000® Value Index	Syntax US LargeCap 500 Total Return Index
Jun-2015	$10,000	$10,000	$10,000	$10,000
Jun-2016	$9,561	$10,293	$10,286	$10,349
Jun-2017	$9,808	$12,149	$11,883	$12,241
Jun-2018	$9,980	$13,916	$12,688	$14,050
Jun-2019	$9,442	$15,310	$13,762	$15,540
Jun-2020	$7,954	$16,455	$12,546	$16,911
Jun-2021	$10,788	$23,543	$18,026	$24,012
Jun-2022	$10,209	$20,474	$16,797	$20,987
Jun-2023	$9,900	$24,438	$18,735	$25,081
Jun-2024	$10,613	$30,274	$21,181	$31,425
Jun-2025	$12,220	$35,016	$24,084	$36,494

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Donoghue Forlines Dividend VIT Fund	7.20%	15.13%	8.97%	2.02%
Russell 1000® Index	6.12%	15.66%	16.30%	13.35%
Russell 1000® Value Index	6.00%	13.70%	13.93%	9.19%
Syntax US LargeCap 500 Total Return Index	6.52%	16.13%	16.63%	13.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$8,271,309
  Number of Portfolio Holdings52
  Advisory Fee (net of waivers)$8,376
  Portfolio Turnover43%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	12.4%
Common Stocks	86.3%
Money Market Funds	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
32.7%
Health Care
15.2%
Collateral for Securities Loaned
14.2%
Energy
9.5%
Industrials
7.7%
Utilities
6.5%
Technology
5.9%
Communications
5.8%
Real Estate
3.9%
Consumer Discretionary
3.8%
Materials
3.8%
Consumer Staples
3.7%
Money Market Funds
1.5%
Liabilities in Excess of Other Assets
-14.2%

Value	Value
Liabilities in Excess of Other Assets	-14.2%
Money Market Funds	1.5%
Consumer Staples	3.7%
Materials	3.8%
Consumer Discretionary	3.8%
Real Estate	3.9%
Communications	5.8%
Technology	5.9%
Utilities	6.5%
Industrials	7.7%
Energy	9.5%
Collateral for Securities Loaned	14.2%
Health Care	15.2%
Financials	32.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Northern Trust Corporation	2.3%
Vistra Corporation	2.2%
Seagate Technology Holdings PLC	2.2%
Constellation Energy Corporation	2.1%
State Street Corporation	2.1%
Citigroup, Inc.	2.1%
Citizens Financial Group, Inc.	2.1%
NRG Energy, Inc.	2.1%
KeyCorporation	2.1%
Morgan Stanley	2.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Donoghue Forlines Dividend VIT Fund - Class 1

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.donoghueforlinesfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-DFDIV VIT-SAR 063025

Donoghue Forlines Momentum VIT Fund

Class 1

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Donoghue Forlines Momentum VIT Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$84	1.57%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The performance of the Fund over the past six months was driven by the rally in equity markets, specifically the rally in growth and momentum stocks. The Fund was 100% allocated to equites for the entire period and took advantage of the environment. Stock selection, engineered by our proprietary quantitative methodology, played a large role in the performance of the Fund. Growth and momentum categories outperformed during the time period.

During the six months ended June 30, 2025, the performance of the Fund did not deviate from the managers’ expectations. The Fund is designed to protect against capital destroying downside.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Donoghue Forlines Momentum VIT Fund
Russell 1000® Index
Syntax US LargeCap 500 Total Return Index
$40,000
$30,000
$20,000
$10,000
$0
$36,494
$35,016
$21,395
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Donoghue Forlines Momentum VIT Fund	Russell 1000® Index	Syntax US LargeCap 500 Total Return Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,665	$10,293	$10,349
Jun-2017	$11,133	$12,149	$12,241
Jun-2018	$12,208	$13,916	$14,050
Jun-2019	$12,694	$15,310	$15,540
Jun-2020	$9,969	$16,455	$16,911
Jun-2021	$15,986	$23,543	$24,012
Jun-2022	$13,705	$20,474	$20,987
Jun-2023	$14,310	$24,438	$25,081
Jun-2024	$18,530	$30,274	$31,425
Jun-2025	$21,395	$35,016	$36,494

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Donoghue Forlines Momentum VIT Fund	12.25%	15.47%	16.50%	7.90%
Russell 1000® Index	6.12%	15.66%	16.30%	13.35%
Syntax US LargeCap 500 Total Return Index	6.52%	16.13%	16.63%	13.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$68,688,392
  Number of Portfolio Holdings52
  Advisory Fee $316,026
  Portfolio Turnover159%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	7.0%
Common Stocks	91.3%
Money Market Funds	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
29.1%
Communications
13.8%
Financials
12.0%
Industrials
10.0%
Health Care
8.0%
Consumer Staples
7.7%
Consumer Discretionary
7.6%
Collateral for Securities Loaned
7.5%
Energy
4.0%
Materials
2.0%
Utilities
2.0%
Real Estate
2.0%
Money Market Funds
1.9%
Liabilities in Excess of Other Assets
-7.6%

Value	Value
Liabilities in Excess of Other Assets	-7.6%
Money Market Funds	1.9%
Real Estate	2.0%
Utilities	2.0%
Materials	2.0%
Energy	4.0%
Collateral for Securities Loaned	7.5%
Consumer Discretionary	7.6%
Consumer Staples	7.7%
Health Care	8.0%
Industrials	10.0%
Financials	12.0%
Communications	13.8%
Technology	29.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Robinhood Markets, Inc. - Class A	2.4%
Vertiv Holdings Company	2.2%
Seagate Technology Holdings PLC	2.1%
Netflix, Inc.	2.1%
Cardinal Health, Inc.	2.1%
ROBLOX Corporation - Class A	2.1%
Newmont Corporation	2.1%
Tenet Healthcare Corporation	2.1%
Broadcom, Inc.	2.1%
Cloudflare, Inc. - Class A	2.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Donoghue Forlines Momentum VIT Fund - Class 1

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.donoghueforlinesfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-DFMOM VIT-SAR 063025

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Donoghue Forlines Dividend VIT Fund

Class 1 shares

Class 2 shares

Donoghue Forlines Momentum VIT Fund

Class 1 shares

Class 2 shares

Semi-Annual Financial Statements and
Additional Information

June 30, 2025

1-877-779-7462

Distributed by Northern Lights Distributors, LLC

Member FINRA

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5%
	AEROSPACE & DEFENSE – 2.0%
649	L3Harris Technologies, Inc.	$162,795

	ASSET MANAGEMENT - 2.0%
1,683	T Rowe Price Group, Inc.	162,410

	AUTOMOTIVE - 2.0%
15,018	Ford Motor Company	162,945

	BANKING - 16.4%
2,042	Citigroup, Inc.(a)	173,814
3,867	Citizens Financial Group, Inc.	173,048
4,090	Fifth Third Bancorp(a)	168,222
9,950	Huntington Bancshares, Inc.	166,762
9,864	KeyCorporation	171,831
868	M&T Bank Corporation	168,383
901	PNC Financial Services Group, Inc. (The)(a)	167,964
3,622	US Bancorp	163,896
		1,353,920
	BIOTECH & PHARMA - 11.2%
836	AbbVie, Inc.	155,178
549	Amgen, Inc.	153,286
3,192	Bristol-Myers Squibb Company	147,758
1,031	Johnson & Johnson	157,485
1,993	Merck & Company, Inc.(a)	157,766
6,540	Pfizer, Inc.	158,530
		930,003
	CABLE & SATELLITE - 2.0%
4,551	Comcast Corporation, Class A	162,425

	CHEMICALS - 1.9%
1,681	CF Industries Holdings, Inc.	154,652

DONOGHUE FORLINES DIVIDEND VIT FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	CONTAINERS & PACKAGING - 1.9%
829	Packaging Corporation of America	$156,225

	ELECTRIC UTILITIES - 6.5%
548	Constellation Energy Corporation	176,872
1,074	NRG Energy, Inc.	172,463
960	Vistra Corporation	186,058
		535,393
	FOOD - 1.8%
7,156	Conagra Brands, Inc.(a)	146,483

	GAMING REIT - 1.9%
4,929	VICI Properties, Inc.	160,685

	HEALTH CARE FACILITIES & SERVICES - 2.0%
2,436	CVS Health Corporation	168,035

	INSTITUTIONAL FINANCIAL SERVICES - 8.4%
594	CME Group, Inc.	163,718
1,215	Morgan Stanley	171,145
1,476	Northern Trust Corporation(a)	187,143
1,645	State Street Corporation	174,929
		696,935
	INSURANCE - 4.0%
2,029	MetLife, Inc.	163,172
2,093	Principal Financial Group, Inc.	166,247
		329,419
	MACHINERY - 1.9%
499	Snap-on, Inc.	155,279

	MEDICAL EQUIPMENT & DEVICES - 1.9%
1,818	Medtronic PLC	158,475

	OIL & GAS PRODUCERS - 9.5%
1,106	Chevron Corporation	158,368

DONOGHUE FORLINES DIVIDEND VIT FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	OIL & GAS PRODUCERS - 9.5% (Continued)
1,715	ConocoPhillips	$153,904
1,465	Exxon Mobil Corporation(a)	157,927
1,931	ONEOK, Inc.	157,628
1,324	Phillips 66	157,953
		785,780
	RETAIL - DISCRETIONARY - 1.8%
2,204	Best Buy Company, Inc.	147,955

	RETAIL REIT – 1.9%
1,002	Simon Property Group, Inc.	161,082

	SPECIALTY FINANCE - 1.9%
2,877	Fidelity National Financial, Inc.	161,285

	TECHNOLOGY HARDWARE - 4.1%
6,450	HP, Inc.	157,767
1,266	Seagate Technology Holdings PLC	182,722
		340,489
	TECHNOLOGY SERVICES - 1.8%
1,039	Paychex, Inc.	151,133

	TELECOMMUNICATIONS - 3.9%
5,649	AT&T, Inc.	163,482
3,660	Verizon Communications, Inc.	158,368
		321,850
	TOBACCO & CANNABIS - 1.9%
2,672	Altria Group, Inc.	156,660

	TRANSPORTATION & LOGISTICS - 1.9%
1,583	United Parcel Service, Inc., Class B	159,788

	TRANSPORTATION EQUIPMENT - 2.0%
1,705	PACCAR, Inc.	162,077

DONOGHUE FORLINES DIVIDEND VIT FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	TOTAL COMMON STOCKS (Cost $7,904,114)	$8,144,178

	SHORT-TERM INVESTMENTS — 15.7%
	COLLATERAL FOR SECURITIES LOANED - 14.2%
1,172,422	Mount Vernon Liquid Assets Portfolio, 4.46% (Cost $1,172,422)(b),(c)	1,172,422

	MONEY MARKET FUNDS - 1.5%
121,349	Fidelity Investments Money Market Government Portfolio, Class I, 4.23% (Cost $121,349)(b)	121,349

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,293,771)	1,293,771

	TOTAL INVESTMENTS - 114.2% (Cost $9,197,885)	$9,437,949
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.2)%	(1,166,640)
	NET ASSETS - 100.0%	$8,271,309

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $1,147,405.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $1,172,422 at June 30, 2025.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.2%
	AEROSPACE & DEFENSE - 1.9%
5,238	L3Harris Technologies, Inc.	$1,313,900

	ASSET MANAGEMENT - 4.3%
14,617	Charles Schwab Corporation (The)	1,333,655
17,256	Robinhood Markets, Inc., Class A(a)	1,615,680
		2,949,335
	BEVERAGES - 1.9%
20,645	Monster Beverage Corporation(a)	1,293,203

	CABLE & SATELLITE - 1.9%
3,232	Charter Communications, Inc., Class A(a)(b)	1,321,274

	E-COMMERCE DISCRETIONARY - 1.8%
16,592	eBay, Inc.	1,235,440

	ELECTRIC UTILITIES - 2.0%
8,668	NRG Energy, Inc.	1,391,907

	ELECTRICAL EQUIPMENT - 4.2%
13,884	Amphenol Corporation, Class A	1,371,045
11,684	Vertiv Holdings Company	1,500,342
		2,871,387
	ENGINEERING & CONSTRUCTION - 2.0%
3,632	Quanta Services, Inc.	1,373,187

	ENTERTAINMENT CONTENT - 5.8%
3,370	AppLovin Corporation, Class A(a)	1,179,770
8,750	Electronic Arts, Inc.	1,397,375
13,436	ROBLOX Corporation, Class A(a)(b)	1,413,467
		3,990,612
	HEALTH CARE FACILITIES & SERVICES - 8.0%
8,416	Cardinal Health, Inc.	1,413,887
4,508	Cencora, Inc.	1,351,724
3,515	HCA Healthcare, Inc.	1,346,597

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 8.0% (Continued)
8,005	Tenet Healthcare Corporation(a)	$1,408,880
		5,521,088
	INFRASTRUCTURE REIT - 2.0%
5,749	SBA Communications Corporation, Class A	1,350,095

	INSTITUTIONAL FINANCIAL SERVICES - 3.9%
5,797	Cboe Global Markets, Inc.	1,351,918
4,792	CME Group, Inc.	1,320,771
		2,672,689
	INSURANCE - 3.8%
10,390	Hartford Financial Services Group, Inc. (The)	1,318,179
17,850	W R Berkley Corporation	1,311,440
		2,629,619
	INTERNET MEDIA & SERVICES - 6.0%
1,059	Netflix, Inc.(a)	1,418,138
14,925	Uber Technologies, Inc.(a)	1,392,503
4,618	VeriSign, Inc.	1,333,678
		4,144,319
	LEISURE PRODUCTS - 2.0%
1,660	Axon Enterprise, Inc.(a)	1,374,380

	MACHINERY - 1.9%
2,739	Curtiss-Wright Corporation	1,338,138

	METALS & MINING - 2.1%
24,239	Newmont Corporation	1,412,164

	OIL & GAS PRODUCERS - 4.0%
23,942	EQT Corporation	1,396,298
11,514	Expand Energy Corporation	1,346,447
		2,742,745
	RETAIL - CONSUMER STAPLES - 3.9%
11,594	Dollar General Corporation	1,326,122

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	RETAIL - CONSUMER STAPLES - 3.9% (Continued)
13,716	Dollar Tree, Inc.(a)	$1,358,432
		2,684,554
	RETAIL - DISCRETIONARY - 3.8%
3,797	Carvana Company(a)	1,279,437
2,828	Ulta Beauty, Inc.(a)	1,322,996
		2,602,433
	SEMICONDUCTORS - 2.1%
5,109	Broadcom, Inc.	1,408,296

	SOFTWARE - 23.0%
4,206	Cadence Design Systems, Inc.(a)	1,296,079
7,190	Cloudflare, Inc., Class A(a)	1,408,019
2,709	Crowdstrike Holdings, Inc., Class A(a)(b)	1,379,721
2,727	Duolingo, Inc.(a)	1,118,125
1,690	Intuit, Inc.	1,331,095
2,734	Microsoft Corporation	1,359,919
12,865	Okta, Inc.(a)	1,286,114
9,474	Palantir Technologies, Inc., Class A(a)	1,291,496
6,194	Snowflake, Inc., Class A(a)(b)	1,386,031
4,478	Veeva Systems, Inc., Class A(a)	1,289,574
16,532	Zoom Video Communications, Inc.(a)	1,289,165
4,309	Zscaler, Inc.(a)	1,352,767
		15,788,105
	TECHNOLOGY HARDWARE - 2.1%
10,216	Seagate Technology Holdings PLC	1,474,475

	TECHNOLOGY SERVICES - 1.9%
15,941	Fidelity National Information Services, Inc.	1,297,757

	TOBACCO & CANNABIS - 1.9%
7,047	Philip Morris International, Inc.	1,283,470

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	TOTAL COMMON STOCKS (Cost $61,821,491)	$67,464,572

	SHORT-TERM INVESTMENTS — 9.4%
	COLLATERAL FOR SECURITIES LOANED - 7.5%
5,133,577	Mount Vernon Liquid Assets Portfolio, 4.46% (Cost $5,133,577)(c),(d)	5,133,577

	MONEY MARKET FUNDS - 1.9%
1,285,203	Fidelity Investments Money Market Government Portfolio, Class I, 4.23% (Cost $1,285,203)(c)	1,285,203

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,418,780)	6,418,780

	TOTAL INVESTMENTS - 107.6% (Cost $68,240,271)	$73,883,352
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.6)%	(5,194,960)
	NET ASSETS - 100.0%	$68,688,392

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $5,082,830.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(d)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $5,133,577 at June 30, 2025.

Donoghue Forlines VIT Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2025

	Donoghue Forlines Dividend VIT Fund	Donoghue Forlines Momentum VIT Fund
ASSETS
Investment securities:
At cost	$9,197,885	$68,240,271
At value (Securities on loan $1,147,405 and $5,082,830, respectively)	$9,437,949	$73,883,352
Dividends and interest receivable	18,591	31,619
Prepaid expenses and other assets	3,575	-
TOTAL ASSETS	9,460,115	73,914,971

LIABILITIES
Securities lending collateral (Note 5)	1,172,422	5,133,577
Accrued expenses and other liabilities	12,020	17,753
Distribution (12b-1) fees payable	1,672	13,718
Investment advisory fees payable	1,359	54,872
Payable for Fund shares repurchased	36	-
Payable to related parties	1,297	6,659
TOTAL LIABILITIES	1,188,806	5,226,579
NET ASSETS	$8,271,309	$68,688,392

COMPOSITION OF NET ASSETS:
Paid-in capital	$12,621,439	$48,880,045
Accumulated gains (losses)	(4,350,130)	19,808,347
NET ASSETS	$8,271,309	$68,688,392

NET ASSET VALUE PER SHARE:
Class 1 Shares:
Net Assets	$8,271,309	$68,688,392
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	490,007	2,031,206
Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$16.88	$33.82

See accompanying notes to financial statements.

Donoghue Forlines VIT Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2025

	Donoghue Forlines Dividend VIT Fund	Donoghue Forlines Momentum VIT Fund
INVESTMENT INCOME
Dividends	$151,957	$343,341
Securities Lending Income	753	2,873
TOTAL INVESTMENT INCOME	152,710	346,214

EXPENSES
Investment advisory fees	40,506	316,026
Distribution (12b-1) fees
Class 1	10,127	79,006
Accounting services fees	13,086	15,007
Audit fees	10,386	10,386
Administration fees	8,996	39,020
Trustees' fees and expenses	7,913	7,913
Legal fees	7,417	7,417
Compliance officer fees	3,709	4,945
Transfer agent fees	2,596	4,822
Printing and postage expenses	2,473	6,181
Custodian fees	2,472	2,967
Insurance expense	1,484	1,731
Other expenses	1,978	1,978
TOTAL EXPENSES	113,143	497,399
Less: Fees waived/reimbursed by the advisor	(32,130)	-
NET EXPENSES	81,013	497,399

NET INVESTMENT INCOME (LOSS)	71,697	(151,185)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	412,713	2,465,157
Net change in unrealized appreciation on investments	97,142	5,272,689
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	509,855	7,737,846

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$581,552	$7,586,661

See accompanying notes to financial statements.

Donoghue Forlines Dividend VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
FROM OPERATIONS
Net investment income	$71,697	$132,979
Net realized gain from security transactions	412,713	1,138,647
Net change in unrealized appreciation (depreciation) on investments	97,142	(249,003)
Net increase in net assets resulting from operations	581,552	1,022,623

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions Paid
Class 1	(68,845)	(130,845)
Total distributions to shareholders	(68,845)	(130,845)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	138,080	36,588
Reinvestment of distributions
Class 1	68,845	130,845
Payments for shares redeemed
Class 1	(678,278)	(1,137,565)
Net decrease in net assets resulting from shares of beneficial interest	(471,353)	(970,132)

TOTAL INCREASE (DECREASE) IN NET ASSETS	41,354	(78,354)

NET ASSETS
Beginning of Period	8,229,955	8,308,309
End of Period	$8,271,309	$8,229,955

SHARE ACTIVITY
Class 1:
Shares Sold	8,982	2,416
Shares Reinvested	4,163	8,328
Shares Redeemed	(41,376)	(73,407)
Net decrease in shares of beneficial interest outstanding	(28,231)	(62,663)

See accompanying notes to financial statements.

Donoghue Forlines Momentum VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
FROM OPERATIONS
Net investment loss	$(151,185)	$(386,910)
Net realized gain from security transactions	2,465,157	20,914,863
Net change in unrealized appreciation (depreciation) on investments	5,272,689	(7,336,226)
Net increase in net assets resulting from operations	7,586,661	13,191,727

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	641,793	3,249,447
Payments for shares redeemed
Class 1	(3,213,241)	(11,259,466)
Net decrease in net assets resulting from shares of beneficial interest	(2,571,448)	(8,010,019)

TOTAL INCREASE IN NET ASSETS	5,015,213	5,181,708

NET ASSETS
Beginning of Period	63,673,179	58,491,471
End of Period	$68,688,392	$63,673,179

SHARE ACTIVITY
Class 1:
Shares Sold	20,625	112,333
Shares Redeemed	(102,987)	(387,482)
Net decrease in shares of beneficial interest outstanding	(82,362)	(275,149)

See accompanying notes to financial statements.

Donoghue Forlines Dividend VIT Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class 1
	For the Six Months Ended June 30, 2025 (Unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of year/period	$15.88		$14.30	$14.79	$16.74	$13.01	$14.90

Activity from investment operations:
Net investment income (1)	0.14		0.24	0.25	0.21	0.22	0.17
Net realized and unrealized gain (loss) on investments	1.00		1.58	(0.50)	(1.94)	3.70	(1.35)
Total from investment operations	1.14		1.82	(0.25)	(1.73)	3.92	(1.18)

Less distributions from:
Net investment income	(0.14)		(0.24)	(0.24)	(0.22)	(0.20)	(0.71)
Total distributions	(0.14)		(0.24)	(0.24)	(0.22)	(0.20)	(0.71)

Net asset value, end of year/period	$16.88		$15.88	$14.30	$14.79	$16.74	$13.01

Total return (2)	7.20	%(7)	12.76%	(1.58)%	(10.35)%	30.30%	(7.25)%

Net assets, at end of year/period (000s)	$8,271		$8,230	$8,308	$9,277	$11,822	$10,054

Ratio of gross expenses to average net assets before waiver (3,5)	2.79	%(8)	2.76%	2.68%	2.54%	2.33%	2.38%
Ratio of net expenses to average net assets after waiver (3,5)	2.00	%(8)	2.00%	2.00%	2.00%	2.00%	2.02%
Ratio of net investment income to average net assets before waivers (3,4,5)	0.98	%(8)	0.80%	1.11%	0.79%	1.12%	0.98%
Ratio of net investment income to average net assets after waivers (3,4,5)	1.77	%(8)	1.56%	1.78%	1.33%	1.45%	1.34%
Portfolio Turnover Rate	43	%(7)	181%	299%	183%	180%	303%

(1)			Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)			Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.
(3)			Does not include the expenses of the investment companies in which the Fund invests.
(4)			Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(5)			Excluding interest expense, the following ratios would have been:
Gross expenses to average net assets	2.79	%(8)	2.76%	2.68%	2.54%	2.33%	2.36%
Net expenses to average net assets	2.00	%(8)	2.00%	2.00%	2.00%	2.00%	2.00%
Net investment income to average net assets before waivers	0.98	%(8)	0.80%	1.11%	0.79%	1.12%	1.00%
Net investment income to average net assets after waivers	1.77	%(8)	1.56%	1.78%	1.33%	1.45%	1.36%
(7)			Not Annualized.
(8)			Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Momentum VIT Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class 1
	For the Six Months Ended June 30, 2025 (Unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of year/period	$30.13		$24.49	$20.44	$32.87	$25.35	$28.15

Activity from investment operations:
Net investment loss (1)	(0.07)		(0.17)	(0.07)	(0.10)	(0.10)	(0.05)
Net realized and unrealized gain (loss) on investments	3.76		5.81	4.12	(7.05)	7.62	(0.54)
Total from investment operations	3.69		5.64	4.05	(7.15)	7.52	(0.59)

Less distributions from:
Net investment income	-		-	-	-	-	(0.04)
Net realized gains	-		-	-	(5.28)	-	(2.17)
Total distributions	-		-	-	(5.28)	-	(2.21)

Net asset value, end of year/period	$33.82		$30.13	$24.49	$20.44	$32.87	$25.35

Total return	12.25	%(4)	23.03%	19.81%	(22.56)%	29.66%	(1.20)%

Net assets, at end of year/period (000s)	$68,688		$63,673	$58,491	$53,204	$76,887	$64,139

Ratio of gross expenses to average net assets before waiver (2)	1.57	%(5)	1.56%	1.56%	1.62%	1.53%	1.57%
Ratio of net expenses to average net assets after waiver (2)	1.57	%(5)	1.56%	1.56%	1.62%	1.53%	1.57%
Ratio of net investment loss to average net assets before waivers (2,3)	(0.48	)%(5)	(0.59)%	(0.32)%	(0.36)%	(0.33)%	(0.20)%
Ratio of net investment loss to average net assets after waivers (2,3)	(0.48	)%(5)	(0.59)%	(0.32)%	(0.36)%	(0.33)%	(0.20)%
Portfolio Turnover Rate	159	%(4)	232%	163%	308%	287%	477%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Does not include the expenses of the investment companies in which the Fund invests.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2025

1. ORGANIZATION

The Donoghue Forlines Dividend VIT Fund and the Donoghue Forlines Momentum VIT Fund, (each a “Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Funds are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies, including Jefferson National Life Insurance Company. The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life insurance contracts. Jefferson National Life Insurance Company separate accounts own approximately 94% of the shares offered by the Donoghue Forlines Dividend VIT Fund, and 100% of the shares offered by the Donoghue Forlines Momentum VIT Fund.

Each Fund currently offer two classes of shares: Class 1 shares and Class 2 shares. Class 1 and 2 shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds, income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. As of June 30, 2025, Class 2 shares of the Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund have not commenced operations.

The investment objective of each Fund is as follows:

Fund	Objective
Donoghue Forlines Dividend VIT Fund	Total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the Fund.

Donoghue Forlines Momentum VIT Fund	Capital growth with a secondary objective of generating income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies", including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments - The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2025

Securities Valuation – Securities and other assets held by the Funds listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. When the market for these securities is considered active, they will be classified within Level 1 of the fair value hierarchy. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller‐sized bond positions known as “odd lots” and larger institutional‐sized bond positions known as “round lots”. A Fund may fair value a particular bond if the Advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or are determined to be unreliable, securities will be valued using the “fair value” procedures approved by the Board. The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The “fair value” procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process - The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2025

similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset, or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025 for the Funds’ investments measured at fair value:

Donoghue Forlines Dividend VIT Fund

Assets *	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value**	Total
Common Stock	$8,144,178	$-	$-	$-	$8,144,178
Collateral for Securities Loaned	-	-	-	1,172,422	$1,172,422
Money Market Fund	121,349	-	-	-	$121,349
Total	$8,265,527	$-	$-	$1,172,422	$9,437,949

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2025

Donoghue Forlines Momentum VIT Fund

Assets *	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value**	Total
Common Stock	$67,464,572	$-	$-	$-	$67,464,572
Collateral for Securities Loaned	-	-	-	5,133,577	5,133,577
Money Market Fund	1,285,203	-	-	-	1,285,203
Total	$68,749,775	$-	$-	$5,133,577	$73,883,352

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Schedules of Investments for classification by asset class.
**	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

Security Transactions and Related Income – Security transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the term of the respective securities using the effective interest method. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Funds’ performance.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of index fund bought and sold on a securities exchange. An ETN trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETN could result in it being more volatile. Additionally, ETNs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – The following table summarizes each Fund’s investment income and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Donoghue Forlines Dividend VIT Fund	Quarterly	Annually
Donoghue Forlines Momentum VIT Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2025

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 to December 31, 2024, or expected to be taken in the Funds’ December 31, 2025 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal and Ohio. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
Donoghue Forlines Dividend VIT Fund	$3,513,092	$3,951,958
Donoghue Forlines Momentum VIT Fund	$101,284,838	$104,342,638

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Donoghue Forlines LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”), under the oversight of the Board, the Advisor supervises the performance of the daily operations of the Funds and the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Funds’ average daily net assets.

For the six months ended June 30, 2025, earned advisory fees for the Funds were as follows:

Fund	Advisory Fees
Donoghue Forlines Dividend VIT Fund	$40,506
Donoghue Forlines Momentum VIT Fund	316,026

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has contractually agreed, at least until October 31, 2025 for the Funds, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements: (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments in other collective investment vehicles or derivative

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2025

instruments (including for example option and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Funds’ officers and Trustees, contractual indemnification of Funds’ service providers (other than the Advisor))) do not exceed 2.00% and 2.50%, of each Fund’s average daily net assets for Class 1 and Class 2 shares, respectively.

During the six months ended June 30, 2025, the Advisor waived fees/reimbursed expenses pursuant to the Waiver Agreement for the Funds as follows:

Fund	Fees Waived by the Advisor
Donoghue Forlines Dividend VIT Fund	$32,130

If the Advisor waives any fee or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by a Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through December 31 of the years indicated:

Fund	Recapture through December 31, 2025	Recapture through December 31, 2026	Recapture through December 31, 2027	Total
Donoghue Forlines Dividend VIT Fund	$55,764	$57,854	$64,466	$178,084
Donoghue Forlines Momentum VIT Fund	$-	$-	$-	$-

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% and 0.50% per year of the average daily net assets of Class 1 and Class 2 shares, respectively.

For the six months ended June 30, 2025, the Funds incurred distribution fees under the Plans as follows:

Fund	Class 1
Donoghue Forlines Dividend VIT Fund	$10,127
Donoghue Forlines Momentum VIT Fund	79,006

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended June 30, 2025, there were no underwriting commissions paid for sales of Class 1 or Class 2 shares, respectively.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2025

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5. SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with US Bank, the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of June 30, 2025:

				Gross Amounts Not Offset in the Statement of Assets & Liabilities *
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments Pledged	Pledged Collateral Received	Net Amount of Assets
Donoghue Forlines Dividend VIT Fund
Description:
Securities Loaned	$1,147,405	$-	$1,147,405	$-	$1,147,405	$-
Total	$1,147,405	$-	$1,147,405	$-	$1,147,405	$-

Donoghue Forlines Momentum VIT Fund
Description:
Securities Loaned	$5,082,830	$-	$5,082,830	$-	$5,082,830	$-
Total	$5,082,830	$-	$5,082,830	$-	$5,082,830	$-

*	The amount is limited to the asset balance and accordingly, does not include excess collateral pledged.

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2025

The following table breaks out the holdings received as collateral as of June 30, 2025:

Securities Lending Transactions
Overnight and Continuous
Donoghue Forlines Dividend VIT Fund
Mount Vernon Liquid Assets Portfolio, LLC	$1,172,422

Donoghue Forlines Momentum VIT Fund
Mount Vernon Liquid Assets Portfolio, LLC	$5,133,577

The fair value of the securities loaned for Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund totaled $1,147,405, and $5,082,830 at June 30, 2025, respectively. The securities loaned are noted in the Schedules of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $1,172,422 and $5,133,577 for the Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund at June 30, 2025, respectively. This amount is offset by a liability recorded as “Securities lending Collateral.”

6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2025, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Donoghue Forlines Dividend VIT Fund	$9,199,895	$625,792	$(387,738)	$238,054
Donoghue Forlines Momentum VIT Fund	$68,240,765	$5,940,427	$(297,840)	$5,642,587

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the fiscal years ended December 31, 2024 and December 31, 2023 was as follows:

Fund	For the period ended December 31, 2024: Ordinary Income	Long-Term Capital Gains	Return Of Capital	Total
Donoghue Forlines Dividend VIT Fund	$130,845	$-	$-	$130,845
Donoghue Forlines Momentum VIT Fund	-	-	-	-

Fund	For the period ended December 31, 2023: Ordinary Income	Long-Term Capital Gains	Return Of Capital	Total
Donoghue Forlines Dividend VIT Fund	$145,942	$-	$-	$145,942
Donoghue Forlines Momentum VIT Fund	-	-	-	-

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Donoghue Forlines Dividend VIT Fund	$92,229	$-	$-	$(5,095,978)	$-	$140,912	$(4,862,837)
Donoghue Forlines Momentum VIT Fund	1,756,159	10,095,629	-	-	-	369,898	12,221,686

The difference between book basis and tax basis accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-Corporation return of capital distributions.

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2025

At December 31, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carryforwards utilized as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	Utilized
Donoghue Forlines Dividend VIT Fund	$4,313,895	$782,083	$5,095,978	$1,141,168
Donoghue Forlines Momentum VIT Fund	-	-	-	8,672,278

8. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, the shareholders listed below held, for the benefit of others, more than 25% of an individual fund and may be deemed to control that fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds. Persons controlling the Funds can determine the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the advisory agreement with the Advisor.

Shareholder	Fund	Percent
Jefferson National Life Insurance Co.	Donoghue Forlines Dividend VIT Fund	95.66%
Jefferson National Life Insurance Co.	Donoghue Forlines Momentum VIT Fund	99.99%

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Donoghue Forlines VIT Funds

ADDITIONAL INFORMATION (Unaudited)

June 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Variable Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer

Date:	9/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer

Date:	9/2/2025

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer

Date:	9/2/2025